UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		10,697,102
	TOTAL NET ASSETS - 100.0%		$10,697,102

Percentages are stated as a percent of net assets.
(a) $2,110,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	21,740	$21,468,440	0.20%	6/16/2014	$ (60,592)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		13,208,026
	TOTAL NET ASSETS - 100.0%		$13,208,026

Percentages are stated as a percent of net assets.
(a) $4,260,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	26,846	$25,300,463	(0.80%)	10/15/2013	$ (1,209,119)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		19,527,431
	TOTAL NET ASSETS - 100.0%		$19,527,431

Percentages are stated as a percent of net assets.
(a) $7,250,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	371,867	$40,133,976	0.05%	5/15/2014	$ (935,200)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		8,275,160
	TOTAL NET ASSETS - 100.0%		$8,275,160

Percentages are stated as a percent of net assets.
(a) $2,260,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	157,163	$16,897,918	(0.55%)	5/15/2014	$ 328,604

Dynamic HY Bond Fund Schedule of Investments
May 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.9%
19,717	iShares iBoxx $ High Yield Corporate Bond Fund	$1,832,104
45,028	SPDR Barclays Capital High Yield Bond ETF	1,827,236
	TOTAL INVESTMENT COMPANIES (Cost $3,219,371)	$3,659,340

	TOTAL INVESTMENTS (Cost $3,219,371) - 97.9%	$3,659,340
	Other Assets in Excess of Liabilities - 2.1%	76,911
	TOTAL NET ASSETS - 100.0%	$3,736,251

Percentages are stated as a percent of net assets.

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		8,171,773
	TOTAL NET ASSETS - 100.0%		$8,171,773

Percentages are stated as a percent of net assets.
(a) $4,180,000 of cash is held as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,926	$2,563,220	(0.53%)	4/16/2014	$(60,908)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	8,445	7,413,711	(0.53%)	5/21/2014	(226,979)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	4,288	3,614,298	(0.52%)	6/18/2014	31,539
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	364	314,245	(0.52%)	7/16/2014	(5,168)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	3,236	2,778,017	(0.53%)	7/16/2014	(30,422)
		19,259	$16,683,491			$(291,938)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		6,765,566
	TOTAL NET ASSETS - 100.0%		$6,765,566

Percentages are stated as a percent of net assets.
(a) $3,500,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	254,998	$11,191,215	(1.05%)	6/18/2014	$(690,099)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	36,965	1,601,942	(1.05%)	7/16/2014	(79,081)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	36,427	1,529,494	(1.04%)	7/16/2014	(28,406)
		328,390	$14,322,651			$(797,586)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		4,530,751
	TOTAL NET ASSETS - 100.0%		$4,530,751

Percentages are stated as a percent of net assets.
(a) $2,380,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares FTSE/Xinhua China 25 Index Fund	251,651	$9,548,120	0.30%	5/8/2014	$ (484,719)

U.S. Government Money Market Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 107.9%
Money Market Funds - 107.9%
21,177,278	Goldman Sachs Financial Square Federal Fund, 0.00%(††) (a)	$21,177,278
	TOTAL SHORT TERM INVESTMENTS (Cost $21,177,278)	$21,177,278

	TOTAL INVESTMENTS (Cost $21,177,278) - 107.9%	$21,177,278
	Liabilities in Excess of Other Assets - (7.9%)	(1,552,971)
	TOTAL NET ASSETS - 100.0%	$19,624,307

Percentages are stated as a percent of net assets.
(††) Less than 0.005%.
(a) Represents annualized seven-day yield at May 31, 2013.

Evolution Managed Bond Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 95.5%
44,200	AdvisorShares Peritus High Yield ETF	$2,255,968
11,399	AllianceBernstein Global High Income Fund	180,332
14,794	BlackRock Corporate High Yield Fund VI, Inc.	185,961
13,457	BlackRock Credit Allocation Income Trust	184,092
11,629	BlackRock Floating Rate Income Strategies Fund, Inc.	184,552
39,200	iShares Barclays 1-3 Year Credit Bond Fund	4,135,208
28,154	iShares Barclays 1-3 Year Treasury Bond Fund	2,375,635
19,405	iShares Barclays 3-7 Year Treasury Bond Fund	2,375,172
30,506	iShares Barclays 7-10 Year Treasury Bond Fund	3,212,892
20,800	iShares Barclays Short Treasury Bond Fund	2,292,992
36,245	iShares Core Total U.S. Bond Market ETF	3,954,692
46,300	iShares iBoxx $ High Yield Corporate Bond Fund	4,302,196
23,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	2,710,550
46,028	iShares S&P National AMT-Free Municipal Bond Fund	4,979,769
24,128	MFS Charter Income Trust	234,524
39,037	MFS Government Markets Income Trust	240,858
33,553	MFS Intermediate Income Trust	191,252
95,100	PIMCO Total Return ETF	10,287,918
34,960	Putnam Premier Income Trust	189,134
55,500	SPDR Barclays High Yield Bond ETF	2,252,190
12,126	Templeton Emerging Markets Income Fund	186,498
79,375	Vanguard Total Bond Market ETF	6,540,500
11,657	Wells Fargo Advantage Multi-Sector Income Fund	183,015
8,890	Western Asset Emerging Markets Debt Fund, Inc.	181,889
18,999	Western Asset High Income Fund II, Inc.	182,580
14,642	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	185,075
	TOTAL INVESTMENT COMPANIES - (Cost $52,716,044)	$54,185,444

	TOTAL INVESTMENTS (Cost $52,716,044) - 95.5%	$54,185,444
	Other Assets in Excess of Liabilities - 4.5% (a)	2,528,788
	TOTAL NET ASSETS - 100.0%	$56,714,232

Percentages are stated as a percent of net assets.
(a) $62,350 of cash is pledged as collateral for future contracts.

	Short Futures Contracts
	May 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
20	U.S. Long Bond Index Futures
	Expiring Sept 2013 (Underlying Face Amount at Market Value $2,800,625)	$8,675

Evolution All-Cap Equity Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 80.4%
Accommodation - 0.2%
1,299	7 Days Group Holdings Ltd. ADR (China)(a)	$17,731

Administrative and Support Services - 1.9%
6,270	Lifelock, Inc(a)	64,707
1,170	Manpowergroup, Inc.	67,006
468	Portfolio Recovery Associates, Inc.(a)	71,262
		202,975
Air Transportation - 1.4%
591	Alaska Air Group, Inc.(a)	33,581
905	Copa Holdings S.A.	118,844
		152,425
Ambulatory Health Care Services - 0.2%
766	Healthsouth Corp.(a)	22,436

Amusement, Gambling, and Recreation Industries - 0.2%
146	Wynn Resorts Ltd.	19,840

Apparel Manufacturing - 0.2%
240	UniFirst Corp.	22,776

Beverage and Tobacco Product Manufacturing - 1.4%
330	Boston Beer, Inc.(a)	50,437
120	Coca-Cola Femsa S.A. de C.V. ADR (Mexico)	17,561
440	Companhia de Bebidas das Americas (Chile)	16,751
640	Compania Cervecerias Unidas S.A. ADR (Chile)	17,069
468	Constellation Brands, Inc.(a)	24,809
167	Fomento Economico Mexicano S.A. de C.V. ADR (Mexico)	18,134
		144,761
Broadcasting (except Internet) - 1.2%
444	Belo Corp.	4,982
422	LIN TV Corp.(a)	5,119
4,618	Starz - Liberty Capital (a)	106,583
		116,684
Building Material and Garden Equipment and Supplies Dealers - 0.6%
258	Lumber Liquidators Holdings, Inc.(a)	21,184
500	MSC Industrial Direct Co., Inc. Class A	41,335
		62,519
Chemical Manufacturing - 7.4%
2,368	FutureFuel Corporation	33,105
424	Gilead Sciences, Inc.(a)	23,100
304	IDEXX Labs, Inc.(a)	25,062
391	Johnson & Johnson	32,914
975	LSB Industries, Inc.(a)	32,926
244	Novartis AG ADR (Switzerland)	17,509
173	OM Group, Inc.(a)	5,076
4,271	PDL BioPharma, Inc.	35,236
283	Pharmacyclics, Inc.(a)	25,934
4,692	Questcor Pharmaceuticals, Inc.	160,326
1,390	Quidel Corp.(a)	33,235
748	The Medicines Co.(a)	24,093
620	United Therapeutics Corp.(a)	41,211
1,683	USANA Health Sciences, Inc.(a)	117,961
8,841	Warner Chilcott plc ADR (Ireland)	169,747
		777,435
Computer and Electronic Product Manufacturing - 8.2%
726	Analog Devices, Inc.	33,345
2,462	CalAamp Corp.(a)	32,425
690	Cirrus Logic, Inc.(a)	12,592
861	Cray, Inc.(a)	15,679
318	Cree, Inc.(a)	19,827
538	CSR plc ADR (United Kingdom)	17,888
243	Fossil, Inc.(a)	25,807
271	Geospace Technologies Corp.(a)	23,539
2,618	Globecomm Systems, Inc.(a)	33,537
7,027	Hewlett Packard Co.	171,599
3,385	Methode Electronics, Inc.	53,246
1,118	Renewable Energy Group, Inc.(a)	15,127
1,606	Seagate Technology plc (Ireland)	69,186
117	St. Jude Medical, Inc.	5,058
6,904	Sunpower Corp.(a)	133,247
601	Varian Medical Systems, Inc.(a)	40,273
2,483	Western Digital Corp.	157,224
		859,599
Construction of Buildings - 0.2%
960	KB Home	21,274

Credit Intermediation and Related Activities - 0.7%
1,532	CapitalSource, Inc.	14,416
282	First Cash Financial Services, Inc.(a)	15,174
289	Fleetcor Technologies, Inc.(a)	25,166
1,022	Home Loan Servicing Solutions Ltd.	23,343
		78,099
Data Processing, Hosting and Related Services - 1.0%
1,059	AOL, Inc.	36,705
1,121	ExlService Holdings, Inc.(a)	32,879
1,403	Total System Services, Inc.	32,984
		102,568
Educational Services - 1.4%
2,664	Bridgepoint Education, Inc.(a)	34,126
2,202	Strayer Education, Inc.	117,785
		151,911
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
840	Helen of Troy Corp. Ltd.(a)	33,323

Electronics and Appliance Stores - 1.1%
7,459	hhgregg, Inc.(a)	116,286

Fabricated Metal Product Manufacturing - 0.2%
2,653	Smith & Wesson Holding Corp.(a)	24,169

Food Manufacturing - 1.3%
1,055	Flowers Foods, Inc.	35,205
315	General Mills, Inc.	14,830
1,149	Green Mountain Coffee Roasters, Inc.(a)	84,027
		134,062
Food Services and Drinking Places - 2.3%
153	Chipotle Mexican Grill, Inc.(a)	55,233
5,458	Krispy Kreme Doughnuts, Inc.(a)	94,532
366	McDonald's Corp.	35,345
139	Panera Bread Co.(a)	26,664
96	Red Robin Gourmet Burgers, Inc.(a)	5,041
410	Starbucks Corp.	25,859
		242,674
Furniture and Related Product Manufacturing - 0.3%
1,769	La-Z-Boy, Inc.	32,673

General Merchandise Stores - 0.4%
848	Dollar Tree, Inc.(a)	40,738

Health and Personal Care Stores - 0.3%
345	Henry Schein, Inc.(a)	33,220

Heavy and Civil Engineering Construction - 0.7%
1,025	Preformed Line Products Co.	71,258

Hospitals - 1.6%
12,552	Health Management Associates, Inc.(a)	173,092

Insurance Carriers and Related Activities - 4.1%
523	Axis Capital Holdings	22,782
479	Cincinnati Financial Corp.	22,676
262	Infinity Property & Casualty Corp.	15,130
909	Lincoln National Corp.	32,415
704	Proassurance Corp.	35,341
4,366	Protective Life Corp.	168,877
3,239	Validus Holdings Ltd.	116,960
727	XL Group plc (Ireland)	22,850
		437,031
Leather and Allied Product Manufacturing - 0.1%
169	Iconix Brand Group, Inc.(a)	5,085

Machinery Manufacturing - 4.7%
221	Cummins, Inc.	26,438
2,271	Fabrinet(a)	32,998
1,102	Kadant, Inc.	32,972
279	KLA-Tencor Corp.	15,705
10,802	Kulicke and Soffa Industries, Inc.(a)	133,945
1,130	Lexmark International, Inc. Class A	34,476
1,807	Newpark Resources, Inc.(a)	20,148
2,489	Newport Corp.(a)	32,755
1,186	Oil States International, Inc.(a)	116,821
1,042	Pitney Bowes, Inc.	15,297
637	Standex International Corp.	33,232
		494,787

Merchant Wholesalers, Durable Goods - 0.5%
134	MWI Veterinary Supply, Inc.(a)	16,282
2,908	VOXX International Corp.(a)	32,337
		48,619
Merchant Wholesalers, Nondurable Goods - 0.4%
802	Nu Skin Enterprises, Inc.	47,158

Mining (except Oil and Gas) - 0.3%
1,854	Cliffs Natural Resources, Inc.	33,446

Miscellaneous Manufacturing - 1.6%
548	Boston Scientific Corp.(a)	5,064
963	Cantel Medical Corp.	32,780
441	Coach, Inc.	25,693
642	Edwards Lifesciences Corp.(a)	42,667
55	Intuitive Surgical, Inc.(a)	27,364
291	Tha Cooper Companies, Inc.	32,886
		166,454
Miscellaneous Store Retailers - 0.3%
693	Stamps.com, Inc.(a)	26,417

Nonmetallic Mineral Product Manufacturing - 0.1%
183	Owens-Illinois, Inc.(a)	5,023

Nonstore Retailers - 0.3%
1,715	Insight Enterprises, Inc.(a)	33,014

Oil and Gas Extraction - 2.6%
1,138	Helmerich & Payne, Inc.	70,260
7,418	Stone Energy Corp.(a)	166,979
1,496	Ultra Petroleum Corp. (Canada)(a)	34,079
		271,318
Other Information Services - 0.5%
38	Google, Inc.(a)	33,076
1,054	Internet Initiative Japan, Inc. ADR (Japan) (a)	17,401
		50,477
Paper Manufacturing - 0.4%
462	Packaging Corp of America	22,638
226	Rock Tenn Co. - Class A	22,324
		44,962
Performing Arts, Spectator Sports, and Related Industries - 0.2%
409	The Madison Square Garden Co.(a)	23,939

Personal and Laundry Services - 0.1%
106	Shutterfly, Inc.(a)	5,166

Petroleum and Coal Products Manufacturing - 2.9%
406	BP plc ADR (United Kingdom)	17,422
3,418	HollyFrontier Corp.	169,191
1,988	Tesoro Corp.	122,560
		309,173
Pipeline Transportation - 0.1%
256	South Jersey Industries, Inc.	14,956

Plastics and Rubber Products Manufacturing - 1.3%
5,326	Cooper Tire & Rubber Co.	137,624

Printing and Related Support Activities - 0.3%
2,437	R.R. Donnelley & Sons Co.	32,339

Professional, Scientific, and Technical Services - 3.0%
1,829	CACI Internationl, Inc.(a)	117,312
653	Cognizant Technology Solutions Class A(a)	42,216
114	Computer Sciences Corp.	5,086
1,481	Computer Task Group, Inc.	33,056
793	Ebix, Inc.	15,733
703	Henry Jack & Assoc, Inc.	32,992
1,459	Monotype Imaging Holdings, Inc.	33,207
1,637	Unisys Corp.(a)	33,804
		313,406
Publishing Industries (except Internet) - 2.5%
7,854	Gannett Co., Inc.	168,861
1,286	Multimedia Games Holding Co., Inc.(a)	32,909
1,994	Pegasystems, Inc.	64,466
		266,236
Rail Transportation - 0.1%
195	Norfolk Southern Corp.	14,935

Real Estate - 3.4%
1,308	American Capital Agency Corp.	33,746
5,143	Avis Budget Group, Inc.(a)	170,542
45,050	Chimera Investment Corp.	137,403
1,151	Redwood Trust, Inc.	22,053
		363,744
Rental and Leasing Services - 0.5%
899	Hertz Global Holdings, Inc.(a)	23,221
888	Rent-A-Center, Inc.	32,483
		55,704
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.7%
1,675	American Capital Ltd.(a)	22,328
1,029	CBOE Holdings, Inc.	41,304
1,556	Evercore Partners, Inc.	61,804
4,850	Investment Technology Group(a)	66,979
1,878	Piper Jaffray Companies(a)	67,063
532	T Rowe Price Group, Inc.	40,358
97	Virtus Investment Partners, Inc.(a)	22,490
5,094	WisdomTree Investments, Inc.(a)	63,369
		385,695

Specialty Trade Contractors - 0.6%
5,463	Pike Electric Corp.	66,376

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.5%
429	Hibbett Sports, Inc.(a)	24,466
1,671	Hot Topic, Inc.	23,377
		47,843
Support Activities for Transportation - 0.2%
451	C.H. Robinson Worldwide, Inc.	25,567

Telecommunications - 3.9%
14,520	8x8 Inc, (a)	120,080
3,723	BT Group plc ADR (United Kingdom)	169,992
909	Mobile TeleSystems ADR (Russia)	17,517
376	PT Telekomunikasi Indonesia Persero Tbk ADR (Indonesia)	16,995
897	SK Telecom Co. Ltd. ADR (Korea)	18,209
766	Virgin Media, Inc.	38,040
1,222	Vodafone Group plc ADR (United Kingdom)	35,377
		416,210
Transportation Equipment Manufacturing - 3.0%
240	Lear Corp.	14,395
546	Magna International, Inc. (Canada)	36,375
690	Polaris Industries, Inc.	65,902
959	Standard Motor Products, Inc.	32,414
1,543	TAL International Group, Inc.	65,207
201	The Boeing Co.	19,903
1,390	Titan International, Inc.	32,429
510	TRW Automotive Holdings Corp.(a)	32,308
1,426	Wabash National Corp.(a)	14,973
		313,906
Truck Transportation - 0.6%
4,001	Swift Transportation Co.(a)	67,377

Utilities - 2.9%
1,304	CMS Energy Corp.	35,143
463	Consolidated Edison, Inc.	26,423
568	IDACORP, Inc.	26,827
654	Northwestern Corp.	26,919
820	NRG Energy, Inc.	20,926
784	PG&E Corp.	35,210
875	Portland General Electric Co.	26,635
892	PPL Corp.	26,492
798	Public Service Enterprise Group, Inc.	26,366
574	The Laclede Group, Inc.	27,167
930	Xcel Energy, Inc.	26,710
		304,818
	TOTAL COMMON STOCKS (Cost $7,888,587)	$8,483,333

INVESTMENT COMPANIES - 7.7%
725	iShares iBoxx $ Investment Grade Corporate Bond Fund(a)	$85,441
777	iShares Core Total U.S Bond Market ETF(a)	84,779
4,813	iShares MSCI USA Minimum Volatility Index Fund	158,155
4,460	PIMCO Total Return ETF	482,483
	TOTAL INVESTMENT COMPANIES (Cost $813,724)	$810,858

	TOTAL INVESTMENTS (Cost $8,702,311) - 88.1%	$9,294,191
	Other Assets in Excess of Liabilities - 11.9%(b)	1,251,490
	TOTAL NET ASSETS - 100.0%	$10,545,681

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) $32,825 of cash is pledged as collateral for futures contracts.

Evolution All-Cap Equity Fund
Long Futures Contracts
May 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
10	E-Mini S&P 500 Futures
	Expiring June 2013 (Underlying Face Amount at Market Value 814,500)	$(10,163)

Evolution Market Leaders Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.4%
107,300	First Trust ISE-Revere Natural Gas Index Fund	$1,816,589
87,400	First Trust Morningstar Dividend Leaders Index Fund	1,817,046
25,700	iShares Dow Jones U.S. Financial Services Index Fund	1,870,960
221,100	iShares Dow Jones U.S. Home Construction Index Fund	5,379,363
49,200	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	3,671,796
31,400	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	1,809,268
23,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	602,370
75,400	iShares MSCI France Index Fund	1,885,000
416,900	iShares MSCI Italy Capped Index Fund	5,548,939
328,700	iShares MSCI Japan Index Fund	3,563,108
30,600	iShares MSCI Philippines Investable Market Index Fund	1,193,706
123,500	iShares MSCI Spain Capped Index Fund	3,730,935
24,000	iShares Nasdaq Biotechnology Index Fund	4,308,000
59,600	iShares PHLX SOX Semiconductor Sector Index Fund	3,795,328
24,800	iShares Russell 1000 Growth Index Fund	1,842,392
32,800	iShares Russell 2000 Growth Index Fund	3,689,672
37,600	iShares Russell 2000 Index Fund	3,679,160
42,500	iShares Russell 2000 Value Index Fund	3,668,600
42,300	iShares Russell Midcap Growth Index Fund	3,076,479
21,400	iShares S&P 500 Growth Index Fund	1,840,186
32,600	iShares S&P MidCap 400 Growth Index Fund	4,319,826
10,500	iShares S&P MidCap 400 Index Fund	1,242,465
50,400	iShares S&P SmallCap 600 Growth Index Fund	4,914,000
40,500	iShares S&P SmallCap 600 Index Fund	3,672,540
39,100	iShares S&P SmallCap 600 Value Index Fund	3,669,926
18,200	iShars FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	597,142
41,800	Market Vectors Oil Service ETF	1,807,014
97,600	Market Vectors Semiconductor ETF	3,737,104
97,000	PowerShares DWA Technical Leaders Portfolio	3,089,450
25,400	PowerShares QQQ Trust	1,858,518
83,100	Schwab U.S. Small-Cap ETF	3,695,457
12,200	SPDR Dow Jones Industrial Average ETF(a)	1,843,664
45,600	SPDR Oil & Gas Equipment & Services ETF	1,814,880
27,000	SPDR S&P Dividend ETF	1,821,150
117,400	SPDR S&P Homebuilders ETF	3,622,964
23,900	SPDR S&P Retail ETF	1,854,401
35,100	Vanguard Extended Market ETF	2,478,762
32,700	Vanguard High Dividend Yield ETF	1,859,649
39,200	Vanguard Mid-Cap Growth ETF	3,097,976
24,600	Vanguard S&P 500 ETF	1,838,850
47,400	Vanguard Small-Cap Growth ETF	4,920,594
113,700	WisdomTree Japan Hedged Equity Fund	5,262,036
13,000	WisdomTree Japan SmallCap Dividend Fund	603,460
	TOTAL INVESTMENT COMPANIES (Cost $123,150,932)	$122,410,725

	TOTAL INVESTMENTS (Cost $123,150,932) - 99.4%	$122,410,725
	Other Assets in Excess of Liabilities - 0.6%	698,393
	TOTAL NET ASSETS - 100.0%	$123,109,118

Percentages are stated as a percent of net assets.
(a) Non income producing

Evolution Alternative Investment Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 69.6%
15,549	Advantage Global Alpha Fund - Class I	$212,872
2,774	AdvisorShares Cambria Global Tactical ETF	68,299
5,728	Bridgeway Managed Volatility Fund	72,802
535	Consumer Discretionary Select Sector SPDR Fund	30,024
1,865	Consumer Staples Select Sector SPDR Fund	74,675
11,353	Diamond Hill Long-Short Fund - Class A	232,510
9,035	DWS Disciplined Market Neutral Fund (a)	88,000
6,819	Financial Select Sector SPDR Fund	135,289
2,189	First Trust Consumer Discretionary AlphaDEX Fund	60,044
4,887	First Trust Consumer Staples AlphaDEX Fund	151,008
2,073	First Trust Dow Jones Internet Index Fund (a)	94,985
2,646	First Trust Technology AlphaDEX Fund	65,832
3,045	First Trust Financial AlphaDEX Fund	57,573
2,318	First Trust Industrials/Producer Durables AlphaDEXTM Fund	53,476
7,932	First Trust ISE Water Index Fund	228,521
9,139	First Trust NASDAQ Clean Edge Green Energy Index Fund	130,688
398	First Trust NYSE Arca Biotechnology Index Fund (a)	23,542
851	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	69,986
522	Guggenheim S&P 500® Equal Weight Health Care ETF	49,355
3,078	Guggenheim S&P 500® Equal Weight Technology ETF	201,726
6,822	Guggenheim S&P® Global Water Index ETF	166,184
2,902	Guggenheim Solar Energy Index ETF	72,318
11,598	Hancock Horizon Quantitative Long/Short Fund - Class A(a)	214,673
1,383	Health Care Select Sector SPDR Fund	66,578
18,610	Hundredfold Select Alternative Fund - Service Class	443,661
1,319	Industrial Select Sector SPDR Fund	57,363
41,795	Invesco Balanced-Risk Allocation Fund - Class A	528,288
399	iShares Cohen & Steers Realty Majors Index Fund	32,953
2,200	iShares Dow Jones U.S. Aerospace & Defense Index Fund	177,650
557	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	48,598
377	iShares Dow Jones U.S. Consumer Services Sector Index Fund	38,567
2,311	iShares Dow Jones U.S. Financial Services Index Fund	168,241
2,631	iShares Dow Jones U.S. Home Construction Index Fund	64,012
1,165	iShares Dow Jones U.S. Industrial Sector Index Fund	98,792
5,265	iShares Dow Jones U.S. Insurance Index Fund	213,883
400	iShares Dow Jones U.S. Medical Devices Index Fund	31,652
765	iShares Dow Jones U.S. Real Estate Index Fund	52,571
910	iShares Dow Jones U.S. Regional Banks Index Fund	25,926
1,582	iShares Dow Jones U.S. Telecommunications Sector Index Fund	41,433
274	iShares Dow Jones Transportation Average Index Fund	30,798
320	iShares FTSE NAREIT Residential Plus Capped Index Fund	16,442
909	iShares S&P Developed ex-U.S. Property Index Fund	32,997
328	iShares S&P Global Financials Sector Index Fund	16,682
1,342	iShares S&P Global Healthcare Sector Index Fund	102,140
457	iShares S&P Global Telecommunications Sector Index Fund	27,557
1,167	iShares S&P North American Technology Sector Index Fund	89,240
19,764	Longboard Managed Futures Strategy Fund - Class I	197,839
15,549	MainStay Marketfield Fund - Class I	264,484
656	Market Vectors Biotech ETF	47,179
8,530	Market Vectors Global Alternative Energy ETF	132,300
3,577	Market Vectors Semiconductor	136,963
13,868	MutualHedge Frontier Legends Fund - Class A(a)	133,134
7,384	PowerShares Aerospace & Defense Portfolio	182,606
2,672	PowerShares Dynamic Biotechnology & Genome Portfolio (a)	79,711
2,911	PowerShares Dynamic Food & Beverage Portfolio	70,825
6,069	PowerShares Dynamic Leisure and Entertainment Portfolio	172,117
2,874	PowerShares Dynamic Media Portfolio	59,406
5,281	PowerShares Dynamic Retail Portfolio	163,047
7,203	Powershares Global Clean Energy Portfolio	74,119
6,312	PowerShares Global Water Portfolio	124,725
2,864	PowerShares S&P Small Cap Consumer Discretionary Portfolio	115,963
1,731	PowerShares S&P Small Cap Health Care Portfolio	72,892
9,130	PowerShares Water Resources Portfolio	209,077
2,572	Powershares Wilderhill Clean Energy Portfolio	14,043
1,681	Powershares Wilderhill Progressive Energy Portfolio	48,396
14,714	Schwab Hedged Equity Fund™ (a)	263,679
1,136	Schwab U.S. REIT ETF™	37,261
3,771	Sierra Core Retirement Fund - Class R	88,736
933	SPDR Dow Jones Global Real Estate ETF	40,586
223	SPDR Dow Jones REIT ETF	17,376
644	SPDR Morgan Stanley Technology ETF	49,350
1,867	SPDR S&P Bank ETF	52,911
2,744	SPDR S&P Homebuilders ETF	84,680
440	SPDR S&P Insurance ETF	23,751
2,422	SPDR S&P Pharmaceuticals ETF	167,675
633	SPDR S&P Regional Banking ETF	20,775
2,092	SPDR S&P Retail ETF	162,318
13,091	Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	133,131
26,274	Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	264,317
316	Vanguard Consumer Discretionary ETF	28,573
324	Vanguard Consumer Staples ETF	33,038
976	Vanguard Global ex-U.S. Real Estate Index ETF	53,865
1,121	Vanguard Health Care ETF	97,437
1,202	Vanguard Industrials ETF	99,610
241	Vanguard REIT ETF	17,051
413	Vanguard Telecommunication Services ETF	31,954
685	WisdomTree Global ex-US Real Estate Fund	20,180
	TOTAL INVESTMENT COMPANIES (Cost $8,629,271)	$9,047,486

	TOTAL INVESTMENTS (Cost $8,629,271) - 69.6%	$9,047,486
	Other Assets in Excess of Liabilities - 30.4%(b)	3,946,728
	TOTAL NET ASSETS - 100.0%	$12,994,214

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) $30,780 of cash is pledged as collateral for future contracts.

	Evolution Alternative Investment Fund
Long Futures Contracts
May 31, 2013 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
30	E-Mini NASDAQ-100® Futures
	Expiring June 2013 (Underlying Face Amount at Market Value $1,789,350)	$38,153

7	E-Mini S&P-500® Futures
	Expiring June 2013 (Underlying Face Amount at Market Value $570,150)	(7,289)
		$30,864

HCM Freedom Fund
Schedule of Investments
May 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 18.0%
61,365	Hundredfold Select Alternative Fund	$1,467,227
53,236	OnTrack Core Fund	2,739,514
	TOTAL INVESTMENT COMPANIES (Cost $4,186,250)	$4,206,741

	TOTAL INVESTMENTS (Cost $4,186,250) - 18.0%	$4,206,741
	Other Assets in Excess of Liabilities - 82.0%	19,213,623
	TOTAL NET ASSETS - 100.0%	$23,420,364

Percentages are stated as a percent of net assets.

	Direxion Monthly S&P 500® Bull 2X Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		30,900,306
	TOTAL NET ASSETS - 100.0%		$30,900,306

Percentages are stated as a percent of net assets.
(a) $6,020,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	37,901	$60,649,326	(0.25%)	11/22/2013	$ 1,279,940

	Direxion Monthly S&P 500® Bear 2X Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		8,118,878
	TOTAL NET ASSETS - 100.0%		$8,118,878

Percentages are stated as a percent of net assets.
(a) $2,330,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	9,958	$16,081,315	0.002%	10/15/2013	$ (193,026)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		21,428,806
	TOTAL NET ASSETS - 100.0%		$21,428,806

Percentages are stated as a percent of net assets.
(a) $4,400,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	14,374	$43,492,188	(0.15%)	6/30/2014	$ (625,900)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
May 31, 2013 (Unaudited)

			Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%			$-
Other Assets in Excess of Liabilities - 100.0% (a)			17,857,835
TOTAL NET ASSETS - 100.0%			$17,857,835

Percentages are stated as a percent of net assets.
(a) $10,634,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2013 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares S&P® Latin America 40 Index Fund	718,902	$32,530,248	(1.15%)	7/16/2014	$(3,584,379)
Bank of America Merrill Lynch	iShares S&P® Latin America 40 Index Fund	73,118	3,313,995	(1.15%)	8/20/2014	(365,473)
Bank of America Merrill Lynch	iShares S&P® Latin America 40 Index Fund	27,033	1,172,021	(1.15%)	9/17/2014	(80,602)
Bank of America Merrill Lynch	iShares S&P® Latin America 40 Index Fund	21,278	917,484	(1.15%)	10/15/2014	(57,525)
Bank of America Merrill Lynch	iShares S&P® Latin America 40 Index Fund	12,593	539,386	(1.15%)	11/19/2014	(29,946)
Bank of America Merrill Lynch	iShares S&P® Latin America 40 Index Fund	28,930	1,203,141	(1.14%)	12/17/2014	(31,802)
		881,854	$39,676,275			$(4,149,727)

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2013:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(60,592)	$-	$(60,592)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,209,119)	$-	$(1,209,119)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(935,200)	$-	$(935,200)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$328,604	$-	$328,604

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$3,659,340	$-	$-	$3,659,340

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(291,938)	$-	$(291,938)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(797,586)	$-	$(797,586)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(484,719)	$-	$(484,719)

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$21,177,278	$-	$-	$21,177,278

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$54,185,444	$-	$-	$54,185,444
Other Financial Instruments*	8,675		-	8,675

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$8,483,333	$-	$-	$8,483,333
Investment Companies-Equity	158,155	-	-	158,155
Investment Companies-Fixed Income	652,703	-	-	652,703
Other Financial Instruments*	(10,163)	-	-	(10,163)

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$122,410,725	$-	$-	$122,410,725

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$8,515,089	$532,397	$-	$9,047,486
Other Financial Instruments*	30,864	-	-	30,864

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$-	$4,206,741	$-	$4,206,741

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$1,279,940	$-	$1,279,940

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(193,026)	$-	$(193,026)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(625,900)	$-	$(625,900)

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(4,149,727)	$-	$(4,149,727)

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund
Cost of investments	$0	$4,866,156	$0
Gross unrealized appreciation	$0	$439,969	$0
Gross unrealized depreciation	$(0)	$(1,646,785)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(1,206,816)	$0

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Market Leaders Fund
Cost of investments	$53,774,966	$8,829,084	$124,926,075
Gross unrealized appreciation	$1,730,291	$746,706	$1,584,142
Gross unrealized depreciation	$(1,319,813)	$(281,599)	$(4,099,492)
Net unrealized appreciation/(depreciation)	$410,478	$465,107	$(2,515,350)

	Evolution Alternative Investment Fund	HCM Freedom Fund	Direxion Monthly S&P 500® Bull 2X Fund
Cost of investments	$9,441,281	$4,186,250	$0
Gross unrealized appreciation	$453,320	$44,287	$0
Gross unrealized depreciation	$(847,115)	$(23,796)	$(0)
Net unrealized appreciation/(depreciation)	$(393,795)	$20,491	$0

	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, Principal Executive Officer, President

Date    July 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, Principal Executive Officer, President

Date    July 18, 2013

By (Signature and Title)  /s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date    July 24, 2013